Restricted net assets (Details) - 12 months ended Dec. 31, 2021 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Restricted net assets
Minimum percentage of after-tax profit required transferred by Chinese subsidiaries to statutory general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Net assets subject to restriction	¥ 9,069.5	$ 1,423.2
Percentage of restricted net assets exceeded the consolidated net assets	25.00%